Acquisition of SPT - Summarized Consolidated Pro forma Financial Information (Detail) - Ship to Ship Transfer Business $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Business Acquisition [Line Items]
Revenues | $	$ 570,381
Net income | $	$ 178,266
Earnings per common share:
Basic (in dollars per share) | $ / shares	$ 1.33
Diluted (in dollars per share) | $ / shares	$ 1.33